DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	BASIS OF PRESENTATION
(a) Overview

Nikola Corporation (‘‘Nikola’’ or the ‘‘Company’’) is a designer and manufacturer of heavy-duty commercial battery-electric and hydrogen-electric vehicles and energy infrastructure solutions.
On June 3, 2020 (the "Closing Date"), VectoIQ Acquisition Corp. ("VectoIQ"), consummated the previously announced merger pursuant to the Business Combination Agreement, dated March 2, 2020 (the "Business Combination Agreement"), by and among the VectoIQ, VCTIQ Merger Sub Corp., a wholly-owned subsidiary of VectoIQ incorporated in the State of Delaware ("Merger Sub"), and Nikola Corporation, a Delaware corporation ("Legacy Nikola"). Pursuant to the terms of the Business Combination Agreement, a business combination between the Company and Legacy Nikola was effected through the merger of Merger Sub with and into Legacy Nikola, with Legacy Nikola surviving as the surviving company and as a wholly-owned subsidiary of VectoIQ (the "Business Combination").

On the Closing Date, and in connection with the closing of the Business Combination, VectoIQ changed its name to Nikola Corporation. Legacy Nikola was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification ("ASC") 805. This determination was primarily based on Legacy Nikola's stockholders prior to the Business Combination having a majority of the voting interests in the combined company, Legacy Nikola's operations comprising the ongoing operations of the combined company, Legacy Nikola's board of directors comprising a majority of the board of directors of the combined company, and Legacy Nikola's senior management comprising the senior management of the combined company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Nikola issuing stock for the net assets of VectoIQ, accompanied by a recapitalization. The net assets of VectoIQ are stated at historical cost, with no goodwill or other intangible assets recorded.

While VectoIQ was the legal acquirer in the Business Combination, because Legacy Nikola was deemed the accounting acquirer, the historical financial statements of Legacy Nikola became the historical financial statements of the combined company, upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of Legacy Nikola prior to the Business Combination; (ii) the combined results of the Company and Legacy Nikola following the closing of the Business Combination; (iii) the assets and liabilities of Legacy Nikola at their historical cost; and (iv) the Company’s equity structure for all periods presented.

In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company's common stock, $0.0001 par value per share, issued to Legacy Nikola's stockholders in connection with the recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Nikola redeemable convertible preferred stock and Legacy Nikola common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination Agreement. Activity within the statement of stockholders' equity for the issuances and repurchases of Legacy Nikola's redeemable convertible preferred stock, were also retroactively converted to Legacy Nikola common stock.
(b) Unaudited Consolidated Financial Statements

The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”). The unaudited financial information reflects, in the opinion of management, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair statement of the Company's financial position, results of operations and cash flows for the periods indicated. The results reported for the interim period presented are not necessarily indicative of results that may be expected for the full year. These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2020 included in the Company's Annual Report on Form 10-K/A for the year ended December 31, 2020.

Certain prior period balances were conformed to the restated consolidated financial statements, as previously disclosed in the Company's Annual Report on Form 10-K/A for the year ended December 31, 2020, due to the accounting for warrant liabilities.
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany accounts and transactions have been eliminated.

Certain prior period balances have been reclassified to conform to the current period presentation in the consolidated financial statements and the accompanying notes.
All dollar amounts are in thousands, unless otherwise noted. Share and per share amounts are presented on a post-conversion basis for all periods presented, unless otherwise specified.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.
(c) Funding Risks and Going Concern
As an early stage growth company, the Company's ability to access capital is critical. Until the Company can generate sufficient revenue to cover its operating expenses, working capital and capital expenditures, the Company will need to raise additional capital.
Additional stock financing may not be available on favorable terms and could be dilutive to current stockholders. Debt financing, if available, may involve restrictive covenants and dilutive financing instruments.
The Company’s ability to access capital when needed is not assured and, if capital is not available to the Company when, and in the amounts needed, the Company could be required to delay, scale back, or abandon some or all of its development programs and other operations, which could materially harm the Company’s business, financial condition and results of operations.
These financial statements have been prepared by management in accordance with GAAP and this basis assumes that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. These financial statements do not include any adjustments that may result from the outcome of this uncertainty.
As of the date of this Quarterly Report on Form 10-Q, the Company’s existing cash resources and existing borrowing availability are sufficient to support planned operations for the next 12 months. As a result, management believes that the Company's existing financial resources are sufficient to continue operating activities for at least one year past the issuance date of the financial statements.
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Nikola Corporation is a designer and manufacturer of battery electric and hydrogen-electric vehicles.

On June 3, 2020 (the "Closing Date"), VectoIQ, consummated the previously announced merger pursuant to the Business Combination Agreement, dated March 2, 2020 (the "Business Combination Agreement"), by and among VectoIQ, VCTIQ Merger Sub Corp., a wholly-owned subsidiary of VectoIQ incorporated in the State of Delaware ("Merger Sub"), and Nikola Corporation, a Delaware corporation ("Legacy Nikola"). Pursuant to the terms of the Business Combination Agreement, a business combination between the Company and Legacy Nikola was effected through the merger of Merger Sub with and into Legacy Nikola, with Legacy Nikola surviving as the surviving company and as a wholly-owned subsidiary of VectoIQ (the "Business Combination").

On the Closing Date, and in connection with the closing of the Business Combination, VectoIQ changed its name to Nikola Corporation (the "Company" or "Nikola"). Legacy Nikola was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification ("ASC") 805. This determination was primarily based on Legacy Nikola's stockholders prior to the Business Combination having a majority of the voting interests in the combined company, Legacy Nikola's operations comprising the ongoing operations of the combined company, Legacy Nikola's board of directors comprising a majority of the board of directors of the combined company, and Legacy Nikola's senior management comprising the senior management of the combined company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Nikola issuing stock for the net assets of VectoIQ, accompanied by a recapitalization. The net assets of VectoIQ are stated at historical cost, with no goodwill or other intangible assets recorded.

While VectoIQ was the legal acquirer in the Business Combination, because Legacy Nikola was deemed the accounting acquirer, the historical financial statements of Legacy Nikola became the historical financial statements of the combined company, upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of Legacy Nikola prior to the Business Combination; (ii) the combined results of the
Company and Legacy Nikola following the closing of the Business Combination; (iii) the assets and liabilities of Legacy Nikola at their historical cost; and (iv) the Company’s equity structure for all periods presented.

In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company's common stock, $0.0001 par value per share issued to Legacy Nikola's stockholders in connection with the recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Nikola redeemable convertible preferred stock and Legacy Nikola common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination Agreement. Activity within the statement of stockholders' equity for the issuances and repurchases of Legacy Nikola's redeemable convertible preferred stock, were also retroactively converted to Legacy Nikola common stock.
(a) Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP") and pursuant to the regulations of the SEC.
Certain prior period balances have been reclassified to conform to the current period presentation in the consolidated financial statements and the accompanying notes.
All dollar amounts are in thousands, unless otherwise noted. Share and per share amounts are presented on a post-conversion basis for all periods presented, unless otherwise noted.
(b) Funding Risks and Going Concern
As an early stage growth company, Nikola's ability to access capital is critical. Management plans to raise additional capital through a combination of equity and debt financing, including lease securitization.
Additional stock financing may not be available on favorable terms and could be dilutive to current stockholders. Debt financing, if available, may involve restrictive covenants and dilutive financing instruments.
The Company's ability to access capital when needed is not assured and, if capital is not available to the Company when, and in the amounts needed, the Company could be required to delay, scale back, or abandon some or all of its development programs and other operations, which could materially harm the Company's business, financial condition and results of operations.
These financial statements have been prepared by management in accordance with GAAP and this basis assumes that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. These financial statements do not include any adjustments that may result from the outcome of this uncertainty.
As of the date of this report, the Company's existing cash resources and existing borrowing availability are sufficient to support planned operations for the next 12 months. As a result, management believes that the Company's existing financial resources are sufficient to continue operating activities for at least one year past the issuance date of the financial statements.